Vessels, net/Advances for vessel acquisition, Advances for vessel acquisition (Details) - USD ($)		6 Months Ended
	May 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Advances for Vessel Acquisition [Roll Forward]
Beginning balance		$ 0
Advances for vessel acquisition		5,442,500
Ending balance		5,442,500
Advance paid for vessel acquisition		5,442,500	$ 0
M/T Wonder Altair [Member]
Advances for Vessel Acquisition [Roll Forward]
Purchase price	$ 36,250,000
Advance paid for vessel acquisition	$ 5,400,000	$ 5,400,000
Percentage of purchase price paid as advance for vessel acquisition	15.00%	15.00%